Note 16: Subsequent Events (Details)	Mar. 23, 2016	Mar. 21, 2016	Mar. 16, 2016	Mar. 08, 2016	Mar. 07, 2016	Mar. 04, 2016	Mar. 01, 2016	Feb. 22, 2016	Feb. 11, 2016	Feb. 10, 2016	Jan. 29, 2016	Jan. 20, 2016	Jan. 19, 2016	Jan. 12, 2016	Jan. 06, 2016	Jan. 05, 2016
Debt Conversion
Subsequent Event, Description	On March 23, 2016, the Company issued 14,137,311 common shares at $0.0009 per share representing a partial conversion of $12,723.58 of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On March 21, 2016, the Company issued 9,788,827 common shares at $0.00077 per share representing a partial conversion of $6,300.00 of the principal amount and $1,204.77 accrued interest on the $900,000 Promissory Note dated March 21, 2014 described in Note 9.	On March 16, 2016, the Company issued 14,137,311 common shares at $0.000994 per share representing a partial conversion of $14,052.49 of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On March 8, 2016, the Company issued 9,649,712 common shares at $0.000974 per share representing a partial conversion of $9,398.82 of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On March 7, 2016, the Company issued 9,564,864 common shares at $0.00078 per share representing a partial conversion of $6,310.00 of the principal amount and $1,182.48 accrued interest on the $900,000 Promissory Note dated March 21, 2014 described in Note 9.	On March 4, 2016, the Company issued 9,649,712 common shares at $0.000974 per share representing a partial conversion of $9,398.82 of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On March 1, 2016, the Company issued 9,649,712 common shares at $0.00102 per share representing a partial conversion of $9,842.71of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On February 22, 2016, the Company issued 9,649,712 common shares at $0.00108 per share representing a partial conversion of $10,421.69 of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On February 11, 2016, the Company issued 7,197,534 common shares at $0.00103 per share representing a partial conversion of $6,300.00 of the principal amount and $1,137.45 accrued interest on the $900,000 Promissory Note dated March 21, 2014 described in Note 9.	On February 10, 2016, the Company issued 9,649,712 common shares at $0.00132 per share representing a partial conversion of $12,737.62 of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On January 29, 2016, the Company issued 9,649,712 common shares at $0.00156 per share representing a partial conversion of $15,053.55 of the principal amount on the $100,000 Promissory Note dated July 23, 2015 described in Note 9.	On January 20, 2016, the Company issued 7,472,496 common shares at $0.00165 per share representing a partial conversion of $11,733 of the principal amount and $597 accrued interest on the $36,750 Promissory Note dated May 27, 2015 described in Note 9.	On January 19, 2016, the Company issued 9,449,488 common shares at $0.00122 per share representing a partial conversion of $9,800 of the principal amount and $1,697 accrued interest on the $900,000 Promissory Note dated March 21, 2014 described in Note 9.	On January 12, 2016, the Company issued 4,938,381 common shares at $0.00165 per share representing a partial conversion of $7,767.00 of the principal amount and $381.33 accrued interest on the $36,750 Promissory Note dated May 27, 2015 described in Note 9.	On January 6, 2016 the Company issued 4,389,474 common shares at $0.0019 per share representing a partial conversion of $6,820 of the principal amount and $1,520 of the accrued and unpaid interest amount on the $38,000 Promissory Note dated June 18, 2015 described in Note 9.	On January 5, 2016 the Company issued 7,704,762 common shares at $0.0021 per share representing a partial conversion of $16,180 of the principal amount on the $38,000 Promissory Note dated June 18, 2015 described in Note 9. On January 5, 2016, the Company issued 2,494,195 common shares at $0.00189 per share representing a partial conversion of $4,500.00 of the principal amount and $214.03 accrued interest on the $36,750 Promissory Note dated May 27, 2015 described in Note 9.
Preferred Stock Designation
Subsequent Event, Description														On January 12, 2016, by resolution of the Board of Directors pursuant to a provision in the articles of incorporation designated up to 90,000,000 shares as, 'Series A Preferred Stock'. The holders of the Series A Preferred Stock shall not be entitled to receive dividends paid on the Common Stock and shall not be entitled to any liquidation preference. The Series A Preferred Stock will have the same voting rights as the Common Stock, where each share represents a single vote. Additionally, the Series A Preferred Stock may be exchanged or converted to an equivalent number of Common Shares at any time by the shareholder so long as there is sufficient amount of unissued authorized common stock capital.
Changes to Executive Compensation
Subsequent Event, Description														On January 12, 2016, the Board of Directors voted a reduction in annual executive compensation to $120,000 effective January 1, 2016. On January 12, 2016, the Board of Directors authorized the issuance of 72,800,920 shares of Series “A” Preferred Stock in lieu of payment of $310,131.92 deferred accrued Executive Compensation. The following compensation was paid to Keith White and Jeff Stockdale: Deferred Compensation Share Price (1) Number of Shares Keith White $130,065.96 $0.00426 30,531,915 Jeff Stockdale $180,065.96 $0.00426 42,269,005 Note 1. This $0.00426 represents the average market price per share of common stock as quoted over-the-counter for the preceding five (5) days. The Series “A” Preferred has been priced based on the market price of the common stock thereby maintaining price parity. The accrued executive compensation was paid in the form of Series “A” Preferred shares because the utilization of common stock would have resulted in a deficit of unissued common shares reserved for various convertible notes.
Increase in Common Stock
Subsequent Event, Description													On January 19, 2016, the Company acting by majority shareholder written consent authorized an additional 1,500,000,000 Common Shares of Ambient Water Corporation bringing the total authorized Common Shares to 2,000,000,000. Additionally, the par value for all authorized Common Shares is reduced to $0.0001 from $0.001. Also, by majority shareholder written consent, the Company authorized an additional 300,000,000 Preferred Shares of Ambient Water Corporation bringing the total authorized Preferred Shares to 400,000,000. Additionally, the par value for all authorized Preferred Shares is reduced to $0.0001 from $0.001. On March 7, 2016, the Company amended its Certificate of Incorporation with the Nevada Secretary of State's Office for the above changes.
Financing Transaction
Subsequent Event, Description														On February 2, 2016, the Company entered into a financing transaction with an accredited investor (“Lender”) under which the Company may borrow up to Two Hundred Fifty Thousand ($250,000) dollars. The transaction was structured as a Convertible Promissory Note (the 'Note') bearing interest at the rate of Ten (10%) percent per year. The maturity date is February 2, 2017. The Lender has loaned the Company $25,000 through February 20, 2016. The Lender has the right, at any time, at its election, to convert all or part of the Note amount into shares of fully paid and non-assessable shares of common stock of the Company. The conversion price (the “Conversion Price”) shall be the lesser of (a) $0.005 per share of common stock, (b) fifty Percent (50%) of the average of the three (3) lowest trade prices of three (3) separate trading days of Common Stock recorded during the twenty five (25) previous trading days prior to conversion, or (c) the lowest effective price per share granted to any person or entity after the effective date to acquire Common Stock, or adjust, whether by operation of purchase price adjustment, settlement agreements, exchange agreements, reset provision, floating conversion or otherwise, any outstanding warrant, option or other right to acquire Common Stock or outstanding Common Stock equivalents, excluding any outstanding warrants or options that have been disclosed in SEC filings prior to the effective date.